RIGHT-OF-USE ASSETS UNDER OPERATING LEASES, NET - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Amortization of right-of-use assets under operating leases	$ 7,935	$ 10,245